Investments (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments
Minimum percentage of securities received as collateral	102.00%
Collateral held under securities lending	$ 42,941	$ 42,232
Liability to the borrower for collateral	42,941	42,229
CPI CAPs
Investments
Derivative assets included in other assets	692	2,016
Loss on derivatives included in earnings	1,324	3,094	1,917
Fixed maturity securities
Investments
Fixed maturity securities on deposit with various governmental authorities	11,592	11,792
Investment purchases commitments
Investments
Commercial mortgage loans	13,650
Real estate joint ventures	50
Commercial mortgage loans
Investments
Commercial mortgage loan valuation allowance for losses	(1,464)	(2,047)
Decrease in loan valuation allowance	583	1,599
Commercial mortgage loans	$ 501,278	$ 564,415